Related Parties Balances and Transactions (Schedule of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Salaries and related expenses	$ 2,795	$ 2,409	$ 1,255
Share-based payments	1,304	2,466	1,775
Professional services	258	231	244
Research and development	36	36	36
Total related party expenses	$ 4,393	$ 5,142	$ 3,310